Summary of Significant Accounting Policies (Details) - Schedule of contract assets and contract liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of contract assets and contract liabilities [Abstract]
Contract Assets	$ 55,125	$ 55,125	$ 43,360
Contract Liabilities			$ 228,514